Bank Overdraft	9 Months Ended
Sep. 30, 2023
Bank Overdraft [Abstract]
BANK OVERDRAFT

NOTE 7 – BANK OVERDRAFT

Bank Overdraft consisted of the following as of September 30, 2023, and December 31, 2022.

	Period Ended
	September 30,	December 31,
	2023	2022
HDFC Bank Limited OD against FDs	$4,827,882
HDFC Bank Ltd WCOD	$1,290,332

Bank Overdraft	$6,118,214	$-

The HDFC Bank OD against FDs of US$4,827,882 is secured by Fixed Deposits of US$ 4,964,496 provided by the Company. During the quarter ended September 30, 2023, the Company replaced the Fixed Deposits earlier provided by Dr. Sudhir Srivastava as security for this facility, by the Fixed Deposits out of its own funds, thereby improving the net working capital position of the Company. The HDFC Bank WCOD is secured by all the current assets of the Company. Both HDFC Bank OD against FDs as well as HDFC Bank WCOD facilities are additionally secured by personal guarantees provided by Dr Sudhir Srivastava.